Document and Entity Information	Dec. 10, 2024
Document Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001846084
Document Type	8-K
Document Period End Date	Dec. 10, 2024
Entity Registrant Name	GLOBAL CROSSING AIRLINES GROUP INC.
Entity Incorporation State Country Code	DE
Entity File Number	000-56409
Entity Tax Identification Number	86-2226137
Entity Address, Address Line One	4200 NW 36th Street
Entity Address, Address Line Two	Building 5A
Entity Address, Address Line Three	Miami International Airport
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33166
City Area Code	786
Local Phone Number	751-8503
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	JETMF
Security Exchange Name	NONE
Class B common stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, par value $0.001 per share
Trading Symbol	JET.B
Security Exchange Name	NONE